Acquisitions (Details 4) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill	$ 4,213,699	$ 2,259,624	$ 3,002,070
Cash	4,998,148	363	396
Earn-out payable		2,032,881	2,658,238
BoomText [Member]
Prepaid assets		3,000
Customer relationships		592,000
Trade name		39,000
Technology / IP		59,000
Non-compete		10,000
Goodwill		4,373,477
Total purchase price		5,076,477
Cash		120,514
Secured subordinated promissory note		175,000
Unsecured subordinated promissory note		182,460
Common stock		826,069
Earn-out payable		3,657,585
Liabilities assumed		114,849
Total purchase price		$ 5,076,477